Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	28773-1 / CW1061908.1

February 8, 2007

BY EDGAR AND COURIER

MAIL STOP 3561

Securities and Exchange Commission

100F Street North East

Washington, DC 20549-7010

Attention:	Rolaine Bancroft

Dear Sirs/Mesdames:

Re: Auto Photo Technologies, Inc. (the "Company") Amendment No. 3 to Registration Statement on Form SB-2 Filed January 30, 2007 Your File No. 333-137355

Thank you for your letter of February 7, 2007 with your comments on the Company’s Amendment No. 3 to Registration Statement on Form SB-2, filed January 30, 2007. For your ease of reference, our responses to your comments are numbered in a corresponding manner.

Registration Statement

Risk Factors, page 6

1.	An additional risk factor has been added pursuant to your comment.

The Offering, page 13

2.	We have revised the section to indicate “sale” rather than “resale”.

Year End Consolidated Financial Statements

Statements of Operations and Other Comprehensive Loss, page 2

3.

We have revised the financial statement presentation of the “Consolidated Statements of Operations and Other Comprehensive Loss”. The “Cost of Sales”, ‘total cost of sales’ and ‘gross margin’ captions have been removed. Expenses previously under cost of sales

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have been included under the caption “Expenses”, which are deducted from “Revenues” to disclose “Loss from Operations”, a caption that existed in the previous presentation. The “results of operations” discussion within the MD&A has been revised to be consistent with the financial statements presentation.

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Please find enclosed both clean (four copies) and a black-lined version of the Amended Registration Statement on Form SB-2. The Amended Registration Statement has also been filed by Edgar. The black-lined version of the Amended Registration Statement has been marked to show changes between the version filed on January 30, 2007 and the version filed herewith.

We look forward to the receipt of any further comments which you may have in regard to the Amended Registration Statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per: /s/ William L. Macdonald

William L. Macdonald

Encl.

CW1061908.1